Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		August 12, 2016
Closing Date:		September 21, 2016

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,260,473,580.72	63,791	3.22%	59.71
Original Adj. Pool Balance:		$1,213,343,509.49

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$225,000,000.00	17.850%	0.70000%		September 15, 2017
Class A-2 Notes	Fixed	$475,000,000.00	37.684%	1.12000%		October 15, 2019
Class A-3 Notes	Fixed	$328,000,000.00	26.022%	1.29000%		April 15, 2021
Class A-4 Notes	Fixed	$94,900,000.00	7.529%	1.45000%		November 15, 2022
Class B Notes	Fixed	$21,840,000.00	1.733%	1.82000%		November 15, 2022
Class C Notes	Fixed	$32,770,000.00	2.600%	2.19000%		November 15, 2022
Class D Notes	Fixed	$26,710,000.00	2.119%	2.68000%		September 15, 2023
Total Securities		$1,204,220,000.00	95.537%

Overcollateralization		$9,123,509.49	0.724%
YSOA		$47,130,071.23	3.739%
Total Original Pool Balance		$1,260,473,580.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$82,704,434.22	0.2521477	$67,018,707.52	0.2043253	$15,685,726.69
Class A-4 Notes	$94,900,000.00	1.0000000	$94,900,000.00	1.0000000	$-
Class B Notes	$21,840,000.00	1.0000000	$21,840,000.00	1.0000000	$-
Class C Notes	$32,770,000.00	1.0000000	$32,770,000.00	1.0000000	$-
Class D Notes	$26,710,000.00	1.0000000	$26,710,000.00	1.0000000	$-
Total Securities	$258,924,434.22	0.2150142	$243,238,707.52	0.2019886	$15,685,726.69

Weighted Avg. Coupon (WAC)	3.10%		3.12%
Weighted Avg. Remaining Maturity (WARM)	26.70		25.87
Pool Receivables Balance	$284,464,022.36		$268,192,116.87
Remaining Number of Receivables	33,495		32,767

Adjusted Pool Balance	$277,124,586.86		$261,438,860.16

III. COLLECTIONS

Principal:
Principal Collections	$15,764,156.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$251,563.79
Total Principal Collections	$16,015,720.08

Interest:
Interest Collections	$720,805.81
Late Fees & Other Charges	$43,661.56
Interest on Repurchase Principal	$-
Total Interest Collections	$764,467.37

Collection Account Interest	$22,947.09
Reserve Account Interest	$4,719.80
Servicer Advances	$-

Total Collections	$16,807,854.34

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$16,807,854.34
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$16,807,854.34
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$237,053.35	$-	$237,053.35	237,053.35
Collection Account Interest					$22,947.09
Late Fees & Other Charges					$43,661.56
Total due to Servicer					$303,662.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$88,907.27		$88,907.27
Class A-4 Notes		$114,670.83		$114,670.83

Total Class A interest:		$203,578.10		$203,578.10	203,578.10

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$33,124.00		$33,124.00	33,124.00

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$59,805.25		$59,805.25	59,805.25

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$59,652.33		$59,652.33	59,652.33

Available Funds Remaining:					$16,148,032.66

9. Regular Principal Distribution Amount:					15,685,726.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,685,726.69
Class A-4 Notes				$-
Class A Notes Total:		$15,685,726.69		$15,685,726.69
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,685,726.69		$15,685,726.69

10. Required Deposit to Reserve Account					0.00

11. Trustee and Asset Representations Reviewer Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					462,305.97

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,339,435.50
Beginning Period Amount	$7,339,435.50
Current Period Amortization	$586,178.80
Ending Period Required Amount	$6,753,256.71
Ending Period Amount	$6,753,256.71
Next Distribution Date Required Amount	$6,193,097.34

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Hyundai Auto Receivables Trust 2016-B
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,033,358.77
Beginning Period Amount	$3,033,358.77
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,033,358.77
Ending Period Amount	$3,033,358.77

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$18,200,152.64	$18,200,152.64	$18,200,152.64
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		6.57%	6.96%	6.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.14%	32,158	97.46%	$261,384,724.21
30 - 60 Days	1.41%	463	1.92%	$5,137,086.93
61 - 90 Days	0.37%	121	0.51%	$1,380,669.88
91-120 Days	0.08%	25	0.11%	$289,635.85
121 + Days	0.00%	0	0.00%	$-
Total		32,767		$268,192,116.87

Delinquent Receivables 30+ Days Past Due
Current Period	1.86%	609	2.54%	$6,807,392.66
1st Preceding Collection Period	1.93%	645	2.59%	$7,366,624.95
2nd Preceding Collection Period	1.91%	656	2.53%	$7,670,083.22
3rd Preceding Collection Period	1.84%	652	2.40%	$7,699,122.02
Four-Month Average	1.88%		2.51%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.62%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		32		$313,877.12
Repossession Inventory		85		$239,815.08

Current Charge-Offs
Gross Principal of Charge-Offs				$507,749.20
Recoveries				$(251,563.79)
Net Loss				$256,185.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.08%

Average Pool Balance for Current Period				$276,328,069.62

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.11%
1st Preceding Collection Period				0.40%
2nd Preceding Collection Period				0.94%
3rd Preceding Collection Period				1.21%
Four-Month Average				0.92%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	41	3,073	$41,773,193.10
Recoveries	31	2,750	$(23,366,984.72)
Net Loss			$18,406,208.38
Cumulative Net Loss as a % of Initial Pool Balance			1.46%

Net Loss for Receivables that have experienced a Net Loss *	33	2,298	$18,472,917.70
Average Net Loss for Receivables that have experienced a Net Loss			$8,038.69

Principal Balance of Extensions			$817,976.02
Number of Extensions			71

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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